INCOME TAXES (Details Narrative)	12 Months Ended
Oct. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Tax liability	$ 0
Operating loss carry forwards	$ 40,168,610
Statutory federal income tax rate	21.00%
Uncertain tax positions	$ 0
Accrued penalties and interest	$ 0